CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary shares	Class B Ordinary Shares	Additional Paid-In Capital	Retained Earnings	Total
Balance, beginning at Apr. 30, 2018
Balance, beginning (in shares) at Apr. 30, 2018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 1,238	23,762		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		12,375,000
Sale of units in initial public offering	$ 4,400		439,995,600		440,000,000
Sale of units in initial public offering (in shares)	44,000,000
Forfeiture of Class B ordinary shares (in shares)		(500,000)
Forfeiture of Class B ordinary shares		$ (50)	50
Sale of private placement warrants to Sponsor in private placement			10,800,000		10,800,000
Offering costs			(25,020,813)		(25,020,813)
Class A ordinary shares subject to possible redemption	$ (4,206)		(422,711,115)		(422,715,321)
Class A ordinary shares subject to possible redemption (in shares)	(42,061,226)
Net income				1,911,142	1,911,142
Balance, ending at Dec. 31, 2018	$ 194	$ 1,188	3,087,484	1,911,142	5,000,008
Balance, ending (in shares) at Dec. 31, 2018	1,938,774	11,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption	$ (2)		(2,301,928)		(2,301,930)
Class A ordinary shares subject to possible redemption (in shares)	(19,690)
Net income				2,301,928	2,301,928
Balance, ending at Mar. 31, 2019	$ 192	$ 1,188	785,556	4,213,070	5,000,006
Balance, ending (in shares) at Mar. 31, 2019	1,919,084	11,875,000
Balance, beginning at Dec. 31, 2018	$ 194	$ 1,188	3,087,484	1,911,142	5,000,008
Balance, beginning (in shares) at Dec. 31, 2018	1,938,774	11,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption	$ 4		$ (3,087,484)	(4,886,834)	(7,974,314)
Class A ordinary shares subject to possible redemption (in shares)	(42,725)
Net income				7,974,313	7,974,313
Balance, ending at Dec. 31, 2019	$ 198	$ 1,188		4,998,621	5,000,007
Balance, ending (in shares) at Dec. 31, 2019	1,981,499	11,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A ordinary shares subject to possible redemption	$ 11			(177,804)	(177,793)
Class A ordinary shares subject to possible redemption (in shares)	105,327
Net income				177,794	177,794
Balance, ending at Mar. 31, 2020	$ 209	$ 1,188		$ 4,998,611	$ 5,000,008
Balance, ending (in shares) at Mar. 31, 2020	2,086,826	11,875,000